Intangible Assets (Details) - Schedule of Future Amortization Expense of the Intangible Assets $ in Thousands	Dec. 31, 2023 USD ($)
Schedule of Future Amortization Expense of the Intangible Assets [Abstract]
2024	$ 1,638
2025	1,549
2026	1,336
2027	1,005
2028	500
Total	$ 6,028